Interest Rate Swaps (Tables)	6 Months Ended
Jun. 30, 2021
Designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives designated as hedging instruments	Balance Sheet location	June 30, 2021	December 31, 2020
Interest rate swap	Current portion of derivative liabilities	$(329,794)	(349,374)
Interest rate swap	Non - current portion of derivative assets / (liabilities)	$192,583	(379,762)

Not designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives not designated as hedging instruments	Balance Sheet location	June 30, 2021	December 31, 2020
Interest rate swap	Current portion of derivative liabilities	$(51,542)	(48,044)
Interest rate swap	Non - current portion of derivative assets / (liabilities)	$54,247	(54,212)